Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Allowance for doubtful accounts	¥ 15,127		¥ 15,390
Accounts payable of consolidated VIE without recourse	726,207	$ 113,957	699,394
Deferred revenue of consolidated VIE without recourse	539,967	84,733	511,617
Accrued expenses and other current liabilities of consolidated VIE without recourse	911,050	142,964	854,835
Amount due to related parties of the consolidated VIE without recourse the Company	5,016	787	19,462
Operating lease liability current	162,950	25,570	132,793
Income tax payable of the consolidated VIE without recourse	125,773	19,737	236,490
Deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse	44,802	$ 7,030	62,149
Beijing Momo Technology Co., Ltd. [Member]
Accounts payable of consolidated VIE without recourse	635,635		607,430
Deferred revenue of consolidated VIE without recourse	519,237		501,695
Accrued expenses and other current liabilities of consolidated VIE without recourse	304,892		311,352
Amount due to related parties of the consolidated VIE without recourse the Company	5,016		19,462
Operating lease liability current	31,595		11,225
Income tax payable of the consolidated VIE without recourse	58,183		60,226
Deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse	¥ 0		¥ 0
Class A Common Stock [Member]
Ordinary shares, par value | ¥ / shares	¥ 0.0001		¥ 0.0001
Ordinary shares, shares authorized | shares	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued | shares	343,142,810	343,142,810	338,798,618
Ordinary shares, shares outstanding | shares	314,836,418	314,836,418	331,617,042
Class B Common Stock [Member]
Ordinary shares, par value | ¥ / shares	¥ 0.0001		¥ 0.0001
Ordinary shares, shares authorized | shares	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued | shares	80,364,466	80,364,466	80,364,466
Ordinary shares, shares outstanding | shares	80,364,466	80,364,466	80,364,466